Organization and Business (Details) - Schedule of determination of the diluted weighted average shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	$ 137,336	$ 18,302
Less cumulative change in redemption value of temporary equity	33,072	80,468
Net loss attributable to common unitholders	$ 170,408	$ 98,770
Denominator
Weighted average units – basic and diluted (in Shares)	16,853,000	15,742,000
Basic and diluted loss per unit (in Dollars per share)	$ 10,110	$ 6,270